DEPOSITS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More	$ 206,405,092	$ 236,622,465
Time Deposits 250000 Or More	$ 70,789,975	$ 81,816,504